Subsequent Events (Details) - USD ($)								1 Months Ended	9 Months Ended		12 Months Ended
	Oct. 30, 2025	Oct. 07, 2025	Oct. 01, 2025	Sep. 26, 2025	May 28, 2025	Apr. 03, 2024	Aug. 23, 2023	Apr. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2026	Feb. 28, 2026	Dec. 31, 2025	Nov. 18, 2025	Oct. 31, 2025	Apr. 15, 2025
Subsequent Event [Line Items]
Payment of long-term debt									$ 500,000	$ 500,000	$ 5,000,000
Aggregate shares of common stock options granted (in shares)											10,000
Granted (in shares)											30,770
Term loan debt									13,120,000		$ 7,950,000	$ 5,000,000
Restricted cash (reported in prepaid expenses and other current assets)									$ 1,000,000
Stock price reaches $11.00
Subsequent Event [Line Items]
Vested (in shares)	40,000
Stock options
Subsequent Event [Line Items]
Aggregate shares of common stock options granted (in shares)									97,500
Restricted Stock
Subsequent Event [Line Items]
Granted (in shares)									113,901
Non Management Directors
Subsequent Event [Line Items]
Granted (in shares)							4,000
Non Management Directors | Stock options
Subsequent Event [Line Items]
Aggregate shares of common stock options granted (in shares)					10,000	10,000	10,000	10,000
Vested (in shares)												0
Non Management Directors | Restricted Stock
Subsequent Event [Line Items]
Granted (in shares)					4,000
IM Topco, LLC
Subsequent Event [Line Items]
Percentage of ownership interest sold																		12.50%
Capital appreciation right, percent				15.00%
Capital appreciation right, threshold				$ 46,000,000
Subsequent Events
Subsequent Event [Line Items]
Restricted cash (reported in prepaid expenses and other current assets)																$ 1,000,000
Subsequent Events | Stock price reaches $3.00
Subsequent Event [Line Items]
Common stock price	$ 3
Vested (in shares)	97,500
Subsequent Events | Stock price reaches $5.00
Subsequent Event [Line Items]
Common stock price	$ 5
Vested (in shares)	81,500
Subsequent Events | Stock price reaches $7.00
Subsequent Event [Line Items]
Common stock price	$ 7
Vested (in shares)	67,000
Subsequent Events | Stock price reaches $9.00
Subsequent Event [Line Items]
Common stock price	$ 9
Vested (in shares)	54,200
Subsequent Events | Stock price reaches $11.00
Subsequent Event [Line Items]
Common stock price	$ 11
Subsequent Events | New term loan debt
Subsequent Event [Line Items]
Reduction in liquid asset covenant requirement		$ 1,000,000
Subsequent Events | Term Loan A
Subsequent Event [Line Items]
Payment of long-term debt		250,000
Outstanding principal amount paid from the blocked account		$ 140,000
Prepayment obligation														$ 3,250,000		3,250,000	$ 250,000
Exit fee																450,000
Term loan debt													$ 500,000			3,250,000
Subsequent Events | Term Loan A | Balance due December 5th
Subsequent Event [Line Items]
Exit fee																125,000
Subsequent Events | Term Loan A | Balance is not repaid
Subsequent Event [Line Items]
Exit fee																$ 325,000
Subsequent Events | Non Management Directors | Stock options
Subsequent Event [Line Items]
Aggregate shares of common stock options granted (in shares)	113,500
Subsequent Events | Non Management Directors | Restricted Stock
Subsequent Event [Line Items]
Granted (in shares)	39,583
Subsequent Events | Chief Executive Officer | Restricted Stock
Subsequent Event [Line Items]
Granted (in shares)	25,000
Subsequent Events | Director | Restricted Stock
Subsequent Event [Line Items]
Granted (in shares)	20,000
Subsequent Events | Senior Management | Stock options
Subsequent Event [Line Items]
Aggregate shares of common stock options granted (in shares)	340,200
Subsequent Events | Halston License | Term Loan A
Subsequent Event [Line Items]
Minimum revenue requirement															$ 1,700,000
Subsequent Events | Included Subsidiaries | Term Loan A
Subsequent Event [Line Items]
Minimum revenue requirement															$ 3,900,000
Subsequent Events | IM Topco, LLC
Subsequent Event [Line Items]
Percentage of ownership interest sold			17.50%
Capital appreciation right, percent			15.00%
Capital appreciation right, threshold			$ 46,000,000